TAXES ON INCOME (Reconciliation of the Amount of Unrecognized Tax Benefits) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Unrecognized tax benefits, beginning	$ 86	$ 84
Additions for tax positions of prior years			84
Exchange rate differences	(2)	2
Unrecognized tax benefits, ending	$ 84	$ 86	$ 84